MASSMUTUAL PREMIER FUNDS
Supplement dated March 20, 2012 to the
Prospectus dated March 1, 2012

            This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 36 for the International Bond Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.60%		.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.21%		.31%		.46%	(1)	.46%
Total Annual Fund Operating Expenses	.81%		.91%		1.06%		1.31%
Expense Reimbursement	(.06%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.75%		.80%		.95%		1.20%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
The following information replaces similar information found on page 40 for the Balanced Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.19%		.35%		.50%	(1)	.50%
Acquired Fund Fees and Expenses	.03%		.03%		.03%		.03%
Total Annual Fund Operating Expenses(2)	.70%		.86%		1.01%		1.26%
Fee Waiver	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.68%		.84%		.99%		1.24%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses for each share class through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
The following information replaces similar information found on page 76 for the Main Street Small/Mid Cap Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.58%		.58%		.58%		.58%		.58%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%	(1)	.36%		.51%	(1)	.51%		.56%
Acquired Fund Fees and Expenses	.07%		.07%		.07%		.07%		.07%
Total Annual Fund Operating Expenses(2)	.91%		1.01%		1.16%		1.41%		1.71%
Expense Reimbursement	(.15%	)	(.15%	)	(.20%	)	(.20%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.76%		.86%		.96%		1.21%		1.56%

(1)	Other Expenses for Classes S and L have been restated to reflect current fees.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .69%, .79%, .89%, 1.14%, and 1.49% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000927972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 20, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Supplement [Text Block]	mpf927972_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS
Supplement dated March 20, 2012 to the
Prospectus dated March 1, 2012

            This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

The following information replaces similar information found on page 36 for the International Bond Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.60%		.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.21%		.31%		.46%	(1)	.46%
Total Annual Fund Operating Expenses	.81%		.91%		1.06%		1.31%
Expense Reimbursement	(.06%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.75%		.80%		.95%		1.20%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
The following information replaces similar information found on page 40 for the Balanced Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.19%		.35%		.50%	(1)	.50%
Acquired Fund Fees and Expenses	.03%		.03%		.03%		.03%
Total Annual Fund Operating Expenses(2)	.70%		.86%		1.01%		1.26%
Fee Waiver	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.68%		.84%		.99%		1.24%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses for each share class through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
The following information replaces similar information found on page 76 for the Main Street Small/Mid Cap Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.58%		.58%		.58%		.58%		.58%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%	(1)	.36%		.51%	(1)	.51%		.56%
Acquired Fund Fees and Expenses	.07%		.07%		.07%		.07%		.07%
Total Annual Fund Operating Expenses(2)	.91%		1.01%		1.16%		1.41%		1.71%
Expense Reimbursement	(.15%	)	(.15%	)	(.20%	)	(.20%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.76%		.86%		.96%		1.21%		1.56%

(1)	Other Expenses for Classes S and L have been restated to reflect current fees.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .69%, .79%, .89%, 1.14%, and 1.49% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf927972_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS
Supplement dated March 20, 2012 to the
Prospectus dated March 1, 2012
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces similar information found on page 36 for the International Bond Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.60%		.60%		.60%		.60%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.21%		.31%		.46%	(1)	.46%
Total Annual Fund Operating Expenses	.81%		.91%		1.06%		1.31%
Expense Reimbursement	(.06%	)	(.11%	)	(.11%	)	(.11%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	.75%		.80%		.95%		1.20%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Class L have been restated to reflect current fees.
MassMutual Premier International Bond Fund | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.75%	[1]
MassMutual Premier International Bond Fund | Class Y
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.80%	[1]
MassMutual Premier International Bond Fund | Class L
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.95%	[1]
MassMutual Premier International Bond Fund | Class A
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.20%	[1]
MassMutual Premier Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf927972_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS
Supplement dated March 20, 2012 to the
Prospectus dated March 1, 2012
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces similar information found on page 40 for the Balanced Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.19%		.35%		.50%	(1)	.50%
Acquired Fund Fees and Expenses	.03%		.03%		.03%		.03%
Total Annual Fund Operating Expenses(2)	.70%		.86%		1.01%		1.26%
Fee Waiver	(.02%	)	(.02%	)	(.02%	)	(.02%	)
Total Annual Fund Operating Expenses after Fee Waiver(3)	.68%		.84%		.99%		1.24%

(1)	Other Expenses for Class L have been restated to reflect current fees.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses for each share class through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Class L have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
MassMutual Premier Balanced Fund | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.68%	[4]
MassMutual Premier Balanced Fund | Class Y
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.84%	[4]
MassMutual Premier Balanced Fund | Class L
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.99%	[4]
MassMutual Premier Balanced Fund | Class A
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.24%	[4]
MassMutual Premier Main Street Small/Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf927972_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS
Supplement dated March 20, 2012 to the
Prospectus dated March 1, 2012
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information replaces similar information found on page 76 for the Main Street Small/Mid Cap Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.58%		.58%		.58%		.58%		.58%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%	(1)	.36%		.51%	(1)	.51%		.56%
Acquired Fund Fees and Expenses	.07%		.07%		.07%		.07%		.07%
Total Annual Fund Operating Expenses(2)	.91%		1.01%		1.16%		1.41%		1.71%
Expense Reimbursement	(.15%	)	(.15%	)	(.20%	)	(.20%	)	(.15%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.76%		.86%		.96%		1.21%		1.56%

(1)	Other Expenses for Classes S and L have been restated to reflect current fees.

(2)	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .69%, .79%, .89%, 1.14%, and 1.49% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Classes S and L have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
MassMutual Premier Main Street Small/Mid Cap Fund | Class S
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.76%	[6]
MassMutual Premier Main Street Small/Mid Cap Fund | Class Y
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.86%	[6]
MassMutual Premier Main Street Small/Mid Cap Fund | Class L
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	0.96%	[6]
MassMutual Premier Main Street Small/Mid Cap Fund | Class A
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.21%	[6]
MassMutual Premier Main Street Small/Mid Cap Fund | Class N
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[3]
Expense Reimbursement or Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement/Fee Waiver	rr_NetExpensesOverAssets	1.56%	[6]

[1]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .75%, .80%, .95%, and 1.20% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[2]	Other Expenses for Class L have been restated to reflect current fees.
[3]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[4]	The expenses in the above table reflect a written agreement by MassMutual to waive .02% of other expenses for each share class through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.
[5]	Other Expenses for Classes S and L have been restated to reflect current fees.
[6]	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through February 28, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .69%, .79%, .89%, 1.14%, and 1.49% for Classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.